Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values - $ / shares	Jan. 24, 2023	Nov. 29, 2022	Jul. 18, 2022	Mar. 31, 2022
Four years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD				$ 5.02
Share price at grant date in USD				8.62
Exercise price in USD				$ 8.62
Expected volatility in %				78.46%
Expected life in years				4 years
Expected dividends in %				0.00%
Three years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD				$ 4.52
Share price at grant date in USD				8.62
Exercise price in USD				$ 8.62
Expected volatility in %				80.26%
Expected life in years				3 years
Expected dividends in %				0.00%
Two years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD				$ 3.87
Share price at grant date in USD				8.62
Exercise price in USD				$ 8.62
Expected volatility in %				82.57%
Expected life in years				2 years
Expected dividends in %				0.00%
One year [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD				$ 2.26
Share price at grant date in USD				8.62
Exercise price in USD				$ 8.62
Expected volatility in %				65.97%
Expected life in years				1 year
Expected dividends in %				0.00%
Three, Seven Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD			$ 3.91
Share price at grant date in USD			6.72
Exercise price in USD			$ 6.72
Expected volatility in %			79.73%
Expected life in years			3 years 8 months 12 days
Expected dividends in %			0.00%
Two, Seven Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD			$ 3.44
Share price at grant date in USD			6.72
Exercise price in USD			$ 6.72
Expected volatility in %			80.53%
Expected life in years			2 years 8 months 12 days
Expected dividends in %			0.00%
One, Seven Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD			$ 2.67
Share price at grant date in USD			6.72
Exercise price in USD			$ 6.72
Expected volatility in %			76.83%
Expected life in years			1 year 8 months 12 days
Expected dividends in %			0.00%
Zero, Seven Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD			$ 1.63
Share price at grant date in USD			6.72
Exercise price in USD			$ 6.72
Expected volatility in %			71.97%
Expected life in years			8 months 12 days
Expected dividends in %			0.00%
Three,Thirty Four Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD		$ 2.99
Share price at grant date in USD		5.25
Exercise price in USD		$ 5.25
Expected volatility in %		80.80%
Expected life in years		3 years 4 months 2 days
Expected dividends in %		0.00%
Two, Thirty Four Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD		$ 2.6
Share price at grant date in USD		5.25
Exercise price in USD		$ 5.25
Expected volatility in %		82.10%
Expected life in years		2 years 4 months 2 days
Expected dividends in %		0.00%
One, Thirty Four Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD		$ 1.73
Share price at grant date in USD		5.25
Exercise price in USD		$ 5.25
Expected volatility in %		69.24%
Expected life in years		1 year 4 months 2 days
Expected dividends in %		0.00%
Zero, Thirty Three Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD		$ 0.8
Share price at grant date in USD		5.25
Exercise price in USD		$ 5.25
Expected volatility in %		64.72%
Expected life in years		3 months 29 days
Expected dividends in %		0.00%
Three, Eighteen Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD	$ 1.84
Share price at grant date in USD	3.21
Exercise price in USD	$ 3.21
Expected volatility in %	83.34%
Expected life in years	3 years 2 months 4 days
Expected dividends in %	0.00%
Two, EighteenYears [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD	$ 1.48
Share price at grant date in USD	3.21
Exercise price in USD	$ 3.21
Expected volatility in %	77.63%
Expected life in years	2 years 2 months 4 days
Expected dividends in %	0.00%
One , Eighteen Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD	$ 1
Share price at grant date in USD	3.21
Exercise price in USD	$ 3.21
Expected volatility in %	68.58%
Expected life in years	1 year 2 months 4 days
Expected dividends in %	0.00%
Zero, Eighteen Years [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of measurement of fair values [Line Items]
Fair value at grant date in USD	$ 0.35
Share price at grant date in USD	3.21
Exercise price in USD	$ 3.21
Expected volatility in %	62.02%
Expected life in years	2 months 4 days
Expected dividends in %	0.00%